                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2002



Check here if Amendment [ X ]; Amendment Number:     1

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [ X ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Eminence Capital, LLC
Address:      200 Park Avenue, Suite 3300
              New York, New York 10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler                              New York, New York                     December 3, 2002
------------------------------------              ------------------                     ----------------
          [Signature]                               [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
                                                   --------

Form 13F Information Table Entry Total:               66
                                                   --------

Form 13F Information Table Value Total:            $820,214
                                                   --------
                                                 (thousands)




List of Other Included Managers:

None

                                   Title
                                   Of                  Value                SH/    Put/ Investment  Other      Voting Authority
         Name of Issuer            Class   Cusip      (X $1,000)   Shares   PRN    Call Discretion Managers     Sole   Shared   None
      1 99 Cents Only Stores       Common  65440K106    1,035        50,000 SHARES      SOLE                    50,000
      2 Abercrombie & Fitch Co     Common  002896207   57,043     2,900,000 SHARES      SOLE                 2,900,000
      3 Albertson's Inc            Common  013104104    1,812        75,000 SHARES      SOLE                    75,000
      4 Allergan Inc               Common  018490102    4,080        75,000 SHARES      SOLE                    75,000
      5 Allied Capital Corp        Common  01903Q108    2,189       100,000 SHARES      SOLE                   100,000
      6 Alloy Inc                  Common  019855105    3,844       462,600 SHARES      SOLE                   462,600
      7 American Express Co        Common  025816109   23,385       750,000 SHARES      SOLE                   750,000
      8 Block H & R Inc            Common  093671105   19,535       465,000 SHARES      SOLE                   465,000
      9 Campbell Soup Company      Common  134429109    9,605       435,000 SHARES      SOLE                   435,000
     10 Carnival Corp              Common  143658102   19,453       775,000 SHARES      SOLE                   775,000
     11 Christopher & Banks Co     Common  171046105    1,884        75,000 SHARES      SOLE                    75,000
     12 Comverse Technology Inc    Common  205862402   22,368     3,200,000 SHARES      SOLE                 3,200,000
     13 Cooper Companies Inc.      Common  216648402    5,250       100,000 SHARES      SOLE                   100,000
     14 Cost Plus, Inc.            Common  221485105    1,343        50,000 SHARES      SOLE                    50,000
     15 Diamond Trust Series I     Common  252787106   15,200       200,000 SHARES      SOLE                   200,000
     16 Fair Issac & Co Inc        Common  303250104    1,635        50,000 SHARES      SOLE                    50,000
     17 Federal Agricultural
         Mtg Corp                  Common  313148306    2,951       100,000 SHARES      SOLE                   100,000
     18 Fidelity National
         Fin'l Inc                 Common  316326107   41,673     1,450,000 SHARES      SOLE                 1,450,000
     19 Foot Locker Inc            Common  344849104   34,965     3,500,000 SHARES      SOLE                 3,500,000
     20 Franklin Resources Inc     Common  354613101   18,660       600,000 SHARES      SOLE                   600,000
     21 GSI Commerce Inc           Common  36238G102    2,020       400,000 SHARES      SOLE                   400,000
     22 Heidrick & Struggles Inc   Common  422819102   25,823     1,700,000 SHARES      SOLE                 1,700,000
     23 Hotels.com Inc             Common  44147T108    2,529        50,000 SHARES      SOLE                    50,000
     24 IMS Health Inc             Common  449934108    8,982       600,000 SHARES      SOLE                   600,000
     25 Impath Inc                 Common  45255G101    2,582       200,000 SHARES      SOLE                   200,000
     26 Insignia Financial
         Group Inc                 Common  45767A105   10,519     1,340,000 SHARES      SOLE                 1,340,000
     27 International Game
         Technology                Common  459902102   51,855       750,000 SHARES      SOLE                   750,000
     28 Iron Mountain Inc          Common  462846106   13,182       527,499 SHARES      SOLE                   527,499
     29 Kellwood Company           Common  488044108    2,286       100,000 SHARES      SOLE                   100,000
     30 Kerzner Intl Ltd           Common  P6065Y107   13,800       600,000 SHARES      SOLE                   600,000
     31 Kinder Morgan Inc          Common  49455P101   10,635       300,000 SHARES      SOLE                   300,000
     32 Kinder Morgan Mgt LLC      Common  49455U100    4,463       150,000 SHARES      SOLE                   150,000
     33 Kindred Healthcare Inc     Common  494580103    2,777        75,000 SHARES      SOLE                    75,000
     34 Koninklijke Ahold NV       Common  5252602        592        50,000 SHARES      SOLE                    50,000
     35 Kroger Company             Common  501044101   14,100     1,000,000 SHARES      SOLE                 1,000,000
     36 LNR Property Corp          Common  501940100   23,345       700,000 SHARES      SOLE                   700,000
     37 Labranche & Co             Common  505447102   14,175       700,000 SHARES      SOLE                   700,000
     38 Lennar Corp                Common  526057104   13,945       250,000 SHARES      SOLE                   250,000
     39 Liberty Media Corp         Common  530718105   14,360     2,000,000 SHARES      SOLE                 2,000,000
     40 Mettler-Toledo Int'l       Common  592688105    1,758        67,600 SHARES      SOLE                    67,600
     41 Movie Gallery Inc          Common  624581104    1,501       100,000 SHARES      SOLE                   100,000
     42 NDC Health Corp            Common  639480102    1,944       125,000 SHARES      SOLE                   125,000
     43 Nautica Enterprises Inc    Common  639089101    7,800       750,000 SHARES      SOLE                   750,000
     44 New York Community Bancorp Common  649445103   16,902       600,000 SHARES      SOLE                   600,000
     45 Nordstrom Inc              Common  655664100    1,346        75,000 SHARES      SOLE                    75,000
     46 Omnicare Inc               Common  681904108   46,464     2,200,000 SHARES      SOLE                 2,200,000
     47 Oxford Health Plans Inc    Common  691471106   31,152       800,000 SHARES      SOLE                   800,000
     48 Palm Inc                   Common  696642107      108       146,262 SHARES      SOLE                   146,262
     49 PFSWeb Inc                 Common  717098107       83       275,811 SHARES      SOLE                   275,811
     50 Petsmart Inc               Common  716768106    7,480       420,000 SHARES      SOLE                   420,000

                                   Title
                                   Of                  Value                SH/    Put/ Investment  Other      Voting Authority
         Name of Issuer            Class   Cusip      (X $1,000)   Shares   PRN    Call Discretion Managers     Sole   Shared   None
     51 Principal Financial
         Group Inc                 Common  74251V102    1,964        75,000 SHARES      SOLE                    75,000
     52 Ross Stores Inc            Common  778296103   22,097       620,000 SHARES      SOLE                   620,000
     53 S&P Depository Receipts    Common  78462F103   16,358       200,000 SHARES      SOLE                   200,000
     54 SCP Pool Corp              Common  784028102    2,056        75,000 SHARES      SOLE                    75,000
     55 Stratos Lightwave          Common  863100103       13        35,352 SHARES      SOLE                    35,352
     56 Scholastic Corp            Common  807066105    2,234        50,000 SHARES      SOLE                    50,000
     57 Shuffle Master Inc         Common  825549108    1,396        75,000 SHARES      SOLE                    75,000
     58 S&P Midcap 400
        Depository Receipts        Common  595635103   18,563       250,000 SHARES      SOLE                   250,000
     59 Tetra Tech Inc             Common  88162G103      799       100,000 SHARES      SOLE                   100,000
     60 Tribune Co                 Common  896047107    4,181       100,000 SHARES      SOLE                   100,000
     61 United Rentals Inc         Common  911363109      844       100,000 SHARES      SOLE                   100,000
     62 Van Der Moolen
         Holding NV                Common  7106194     20,678     1,250,000 SHARES      SOLE                 1,250,000
     63 Ventas Inc                 Common  92276F100   35,044     2,625,000 SHARES      SOLE                 2,625,000
     64 W.P. Stewart & Co Ltd      Common  G84922106   11,935       700,000 SHARES      SOLE                   700,000
     65  William Hill PLC          Common  3169889     39,046    11,035,000 SHARES      SOLE                11,035,000
     66  Nextel Comm Senior Notes
          9.375% Due 11-15-09      Bond    65332VAV5    6,588     8,500,000 SHARES      SOLE                 8,500,000

                                                      820,214
